Tax receivable agreement	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Tax receivable agreement
9. Tax receivable agreement
In connection with our IPO, ProFrac Corp. entered into a tax receivable agreement (the “TRA”) with certain PFH Unit holders (the “TRA Holders”). The TRA generally provides for payment by ProFrac Corp. to the TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income tax and franchise tax (computed using simplifying assumptions to address the impact of state and local taxes) that ProFrac Corp. actually realizes (or is deemed to realize in certain circumstances) as a result of (i) certain increases in tax basis that occur as a result of ProFrac Corp.’s acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s PFH Units in connection with the IPO or the exercise of the Redemption Right (as defined in the TRA) or the Call Right (as defined in the TRA), and (ii) imputed interest deemed to be paid by ProFrac Corp. as a result of, and additional tax basis arising from, any payments ProFrac Corp. makes under the TRA. ProFrac Corp. will be dependent on ProFrac LLC to make distributions to ProFrac Corp. in an amount sufficient to cover ProFrac Corp.’s obligations under the TRA. ProFrac Corp. will retain the benefit of the remaining 15% of any actual net cash tax savings. The payment obligations under the TRA are ProFrac Corp.’s obligations and not obligations of ProFrac LLC, and we expect that the payments required to be made under the TRA could be substantial.
The term of the TRA commenced upon the completion of the IPO and will continue until all tax benefits that are subject to the TRA have been utilized or expired, unless we experience a Change of Control (as defined in the
TRA, which includes certain mergers, asset sales, or other forms of business combinations) or the TRA otherwise terminates early (at our election or as a result of our breach or the commencement of bankruptcy or similar proceedings by or against us) and ProFrac Corp. makes the termination payments specified in the TRA in connection with such Change of Control or other early termination. In the event that the TRA is not terminated, the payments under the TRA could commence in 2023 and will continue for 15 years after the date of the last redemption of the PFH Units.
Payments will generally be made under the TRA as we realize actual cash tax savings from the tax benefits covered by the TRA. However, if we experience a Change of Control or the TRA otherwise terminates early, ProFrac Corp.’s obligations under the TRA would accelerate and ProFrac Corp. would be required to make an immediate payment equal to the present value of the anticipated future payments to be made by it under the TRA. We estimate that such an immediate payment could range up to more the $500 million. There can be no assurance that we will be able to satisfy our obligations under the TRA.
Estimating the amount and timing of payments that may become due under the TRA is by its nature imprecise. For purposes of the TRA, net cash tax savings generally are calculated by comparing ProFrac Corp.’s actual tax liability (determined by using the actual applicable U.S. federal income tax rate and an assumed combined state and local income and franchise tax rate) to the amount ProFrac Corp. would have been required to pay had it not been able to utilize any of the tax benefits subject to the TRA. The actual increases in tax basis covered by the TRA, as well as the amount and timing of any payments under the TRA, will vary depending on a number of factors, including the timing of any redemption of PFH Units, the price of ProFrac Corp.’s Class A Common Stock at the time of each redemption, the extent to which such redemptions are taxable transactions, the amount of the redeeming PFH Unit holder’s tax basis in its PFH Units at the time of the relevant redemption, the depreciation and amortization periods that apply to the increase in tax basis, the amount and timing of taxable income we generate in the future, the U.S. federal income tax rates then applicable, and the portion of ProFrac Corp.’s payments under the TRA that constitute imputed interest or give rise to depreciable or amortizable tax basis.
We account for amounts payable under the TRA when we determine that a liability is probable and the amount is reasonably estimable. At June 30, 2022, the liability from the TRA was $3.4 million.